Material accounting policies (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material accounting policies
Loss for the year		¥ (39,922,000)	¥ (76,106,000)	¥ (669,516,000)
Net current liabilities		(299,810,000)
Net assets		¥ 33,629,000
Gross proceeds	¥ 170,000,000		¥ 94,153,000
Minimum period of financial support that will be provided by Binhua Wu		12 months